Cover	Apr. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 08, 2024
Entity File Number	000-56237
Entity Registrant Name	SERVE ROBOTICS INC.
Entity Central Index Key	0001832483
Entity Tax Identification Number	85-3844872
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	730 Broadway
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	818
Local Phone Number	860-1352
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false